Acquisitions - Schedule of Pro Forma Adjustment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Pro Forma Financial Information [Line Items]
Net Loss	$ 18,287	$ 6,882	$ 28,546	$ 17,756
Restatement Adjustment
Schedule Of Pro Forma Financial Information [Line Items]
Revenues					$ 482,714
Net Loss					$ (28,093)